EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
EXPLORATION AND EVALUATION ASSETS
Schedule of carrying value of the acquisition costs and expenditures on exploration and evaluation assets

	Note	December 31, 2025	December 31, 2024
Acquisition costs:
Acquisition costs, opening		$197,635,680	$227,424,953
Additions	9a	163,790	856,259
Asset retirement obligation change in estimate	10	349,848	(75,608)
Acquisition costs in disposal group	6a	—	(7,736,915)
Disposals and impairment of assets	9b	(1,229,454)	(33,853,518)
Foreign exchange movement		(5,727,932)	11,020,509
Acquisition costs, closing		$191,191,932	$197,635,680

Exploration and evaluation costs:
Exploration costs, opening		$64,655,418	$47,331,385
Additions:
Drilling		8,218,902	6,154,761
Geological and geophysical		3,748,110	5,524,677
Labour and wages		3,233,709	3,283,034
Camp costs		2,291,809	2,019,767
Studies and mine site management		1,649,857	1,300,104
Share-based compensation	14	1,380,593	1,449,708
Claim holding costs and advance royalties		1,067,093	1,537,485
Travel		550,968	681,660
Community relations		541,625	575,462
Geochemistry and assays		465,322	362,934
Health and safety and environmental		367,764	561,570
Net extension of claim refunds		(71,408)	(67,713)
Other		948,566	484,744
Foreign exchange movement		(231,071)	6,472
Total exploration and evaluation in the period		$24,161,839	$23,874,665
Exploration and evaluation costs in disposal group	6a	—	(445,173)
Disposals and impairment of assets	9b	(917,370)	(6,105,459)
Exploration and evaluation, closing		$87,899,887	$64,655,418
Total costs, closing		$279,091,819	$262,291,098